Registration File Nos. 333-104218 and 811-21328

As filed with the Securities and Exchange Commission on May 21, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30

(Check appropriate box or boxes)

SMA RELATIONSHIP TRUST

(Exact Name of Registrant as Specified in Charter)

One North Wacker Drive, Chicago, Illinois 60606

(Address of Principal Executive Offices)        (Zip Code)

(212) 713-3000

(Registrant’s Telephone Number, including Area Code)

Mark F. Kemper, Esq.

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service of Process)

With Copies to:

Bruce G. Leto, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:   As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485

☐                                    on (date) pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on (date) pursuant to paragraph (a)(1) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 28/30 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 21st day of May 2014.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark E. Carver	President and Principal Executive Officer	May 21, 2014
Mark E. Carver*

/s/ Frank K. Reilly	Chairman and Trustee	May 21, 2014
Frank K. Reilly*

/s/ Thomas Disbrow	Principal Accounting Officer and Treasurer	May 21, 2014
Thomas Disbrow*

/s/ Shawn Lytle	Trustee	May 21, 2014
Shawn Lytle*

/s/ Edward M. Roob	Trustee	May 21, 2014
Edward M. Roob*

/s/ Adela Cepeda	Trustee	May 21, 2014
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	May 21, 2014
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	May 21, 2014
Abbie J. Smith*

/s/ John J. Murphy	Trustee	May 21, 2014
John J. Murphy*

* By:	/s/ Tammie Lee
Tammie Lee, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase